Borrowings - Brazilian Subsidiaries (Details) $ in Thousands, R$ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Nominal amount	$ 68,100		$ 63,300	$ 111,800
Total debt	862,116		817,958	$ 635,396
Brazilian Subsidiaries | Banco Do Brasil Loan Due November 2022
Disclosure of detailed information about borrowings [line items]
Nominal amount	130,000
Total debt	$ 0	R$ 72.7	27,600
Borrowings, interest rate	2.94%	2.94%
Borrowing, performance bonus	15.00%	15.00%
Brazilian Subsidiaries | Itau BBA FINAME Loan Due December 2022
Disclosure of detailed information about borrowings [line items]
Nominal amount	$ 45,900
Total debt	$ 0	R$ 12.1	7,600
Borrowings, interest rate	2.50%	2.50%
Brazilian Subsidiaries | Ita BBA Loan Due March 2019
Disclosure of detailed information about borrowings [line items]
Nominal amount	$ 273,000
Total debt	$ 0	R$ 147.1	53,400
Brazilian Subsidiaries | Ita BBA Loan Due March 2019 | CDI Variable Rate Basis
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	6.83%	6.83%
Brazilian Subsidiaries | Banco Do Brasil / Ita BBA Finem Loan Due January 2023
Disclosure of detailed information about borrowings [line items]
Nominal amount	$ 215,000
Total debt	$ 0	R$ 110.8	41,400
Borrowings, interest rate	3.75%	3.75%
Brazilian Subsidiaries | BNDES Finem Loan Due January 2023
Disclosure of detailed information about borrowings [line items]
Nominal amount	$ 30,000
Total debt	$ 0	R$ 0.0	30,000
Borrowings, interest rate	6.35%	6.35%
Brazilian Subsidiaries | ING / Rabobank / ABN / HSBC / Credit Agricole / Caixa Geral / Galena Due December 2018
Disclosure of detailed information about borrowings [line items]
Nominal amount	$ 75,000
Total debt	$ 0		$ 0
Brazilian Subsidiaries | ING / Rabobank / ABN / HSBC / Credit Agricole / Caixa Geral / Galena Due December 2018 | LIBOR 3M Variable Rate Basis
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	6.33%	6.33%